Leases (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of right-of-use assets

	Average rate (1)	12.31.23	Additions	Disposals	Monetary correction by Hyperinflation	Exchange rate variation	12.31.24
Cost
Land		130,072	1,929	(9,533)	9,663	24,687	156,818
Buildings, facilities and improvements		4,345,335	849,236	(478,689)	(2,517)	57,553	4,770,918
Machinery and equipment		298,548	39,887	(133,708)	(495)	(274)	203,958
Vehicles		422,558	350,602	(382,581)	6,707	82,070	479,356
		5,196,513	1,241,654	(1,004,511)	13,358	164,036	5,611,050

Depreciation
Land	2.83%	(41,450)	(10,958)	6,540	(4,997)	(7,532)	(58,397)
Buildings, facilities and improvements	13.51%	(1,736,196)	(675,400)	429,905	(1,050)	(40,263)	(2,023,004)
Machinery and equipment	19.99%	(81,950)	(47,624)	46,369	1,743	(423)	(81,885)
Vehicles	38.90%	(226,910)	(216,429)	221,110	4,873	(41,638)	(258,994)
		(2,086,506)	(950,411)	703,924	569	(89,856)	(2,422,280)
		3,110,007	291,243	(300,587)	13,927	74,180	3,188,770

(1)	Weighted average annual rate.

	Average rate (1)	12.31.22	Additions	Disposals	Transfers	Monetary correction by hyperinflation	Exchange rate variation	12.31.23
Cost
Land		139,740	9,330	(11,883)	-	1,286	(8,401)	130,072
Buildings, facilities and improvements		4,031,143	1,031,073	(675,341)	(27,655)	12,940	(26,825)	4,345,335
Machinery and equipment		47,688	241,292	(18,148)	27,655	575	(514)	298,548
Vehicles		602,116	138,388	(294,854)	-	4,992	(28,084)	422,558
Software		12,303	-	(12,303)	-	-	-	-
		4,832,990	1,420,083	(1,012,529)	-	19,793	(63,824)	5,196,513

Depreciation
Land	7.37%	(44,006)	(10,680)	11,405	-	277	1,554	(41,450)
Buildings, facilities and improvements	13.56%	(1,784,777)	(574,800)	597,221	15,686	(3,786)	14,260	(1,736,196)
Machinery and equipment	19.40%	(27,283)	(52,424)	14,795	(15,686)	(1,957)	605	(81,950)
Vehicles	35.27%	(346,907)	(179,841)	289,744	-	(7,879)	17,973	(226,910)
Software	-	(10,814)	(1,487)	12,301	-	-	-	-
		(2,213,787)	(819,232)	925,466	-	(13,345)	34,392	(2,086,506)
		2,619,203	600,851	(87,063)	-	6,448	(29,432)	3,110,007

(1)	Weighted average annual rate.

Schedule of lease liabilities

	Weighted average interest rate (p.a.)	WAM (1)	12.31.23	Additions	Payments	Interest paid	Interest accrued	Disposals	Exchange rate variation	12.31.24
Land	-	-	106,695	1,929	(5,145)	(9,395)	9,395	(4,477)	20,803	119,805
Buildings, facilities and improvements (2)	-	-	3,174,862	849,236	(612,876)	(143,763)	328,007	(96,818)	16,088	3,514,736
Machinery and equipment	-	-	225,272	39,887	(38,794)	(22,928)	22,928	(93,796)	2,581	135,150
Vehicles	-	-	215,018	350,602	(209,677)	(25,522)	25,522	(173,741)	41,036	223,238
	9.7%	6.2	3,721,847	1,241,654	(866,492)	(201,608)	385,852	(368,832)	80,508	3,992,929

Current			944,326							1,014,813
Non-current			2,777,521							2,978,116
(1)	Weighted average maturity in years.
(2)	Includes the amount of R$2,349,173 (R$1,984,044 as on December 31, 2023) referring to the right of use identified on integrated producers contracts.

	Weighted average interest rate (p.a.)	WAM (1)	12.31.22	Additions	Payments	Interest paid	Interest accrued	Disposals	Exchange rate variation	12.31.23
Land	-	-	112,476	9,330	(6,844)	(9,404)	9,404	(1,792)	(6,475)	106,695
Buildings, facilities and improvements (2)	-	-	2,634,074	1,031,073	(530,779)	(142,245)	268,659	(77,896)	(8,024)	3,174,862
Machinery and equipment	-	-	22,565	241,292	(34,756)	(28,660)	28,660	(3,533)	(296)	225,272
Vehicles	-	-	274,215	138,388	(168,473)	(16,677)	16,677	(16,841)	(12,271)	215,018
Software	-	-	1,604	-	(1,604)	(45)	45	-	-	-
	7.5%	7.6	3,044,934	1,420,083	(742,456)	(197,031)	323,445	(100,062)	(27,066)	3,721,847

Current			676,864							944,326
Non-current			2,368,070							2,777,521
(1)	Weighted average maturity in years.
(2)	Includes the amount of R$1,984,044 referring to the right of use identified in integration contracts.

Schedule of lease liabilities maturity

12.31.24
Current	1,014,813
Non-current	2,978,116
2026	719,971
2027	587,398
2028	413,702
2029	339,134
2030 onwards	917,911
3,992,929

Schedule of amounts recognized in the statement of income

12.31.24
Variable payments not included in the lease liabilities	39,830
Expenses related to short-term leases	38,670
Expenses related to low-value assets	8,815
87,315